Advances to joint ventures - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 4,285	$ 4,153
Debt service coverage ratio	1.20%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 3,400	3,300
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from joint ventures	$ 900	$ 900